Related Party Balances and Transactions - Schedule of Related Parties Balances and Transactions (Details)	12 Months Ended
Dec. 31, 2024
Mr. Gerard Kim Meng Lim [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Chief Executive Officer and controlling shareholder	[1]
Ms. Khoo Kwai Fun [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Spouse of the controlling shareholder and became a shareholder of the Company in January 2024	[1]
Mr. Au Say Kiat [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Close family member of the controlling shareholder and became a shareholder of the Company in February 2024	[1]
Isa Wellness Marketing [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	An entity controlled by a close family member of the controlling shareholder	[1]
EPetani Sdn. Bhd. [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Significantly influenced by Mr. Gerard Kim Meng Lim and ceased to be a related party in January 2024*	[1],[2]
Isa Farm Sdn. Bhd. [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Under common control of the controlling shareholder
Braiven Co., Ltd. [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Significantly influenced by key management of the Group*	[1],[2]
HWG Cash [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Under common control of Mr. Lim Chun Hoo and ceased to be a shareholder in January 2024	[1]
Agroz Ventures Sdn. Bhd. [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Significantly influenced by Agroz Group**	[1],[3]
Agroz Vertical Farms Sdn. Bhd. [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Significantly influenced by Agroz Group**	[1],[3]
Agroz Asia Sdn. Bhd. [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Under common control of the controlling shareholder
Ahoku Ventures Sdn. Bhd. [Member]
Schedule of Related Parties Balances and Transactions [Line Items]
Relationship	Under common control of the controlling shareholder	[1]

[1]	Transactions with related parties
[2]	Mr. Gerard Kim Meng Lim or key management of the Group holds a voting interest of 10% or more and has the right to participate in the financial and operating policy decisions of the applicable company, but does not have control.
[3]	Agroz Group’s shareholdings of 19% in each of Agroz Ventures and Agroz Vertical Farms are proxy holdings, with such shares held in trust. While shareholders holding 10% or more of the voting power in an entity are presumed to have a significant influence on the entity under Item 7B of Form 20-F, under International Accounting Standards (“IAS”) 28 and International Financial Reporting Standards (“IFRS”) 9, significant influence requires a holding of 20% or more in voting power. Agroz Group does not possess any Director nomination rights, voting power, or decision-making influence on the Board of Directors of either Agroz Ventures or Agroz Vertical Farms. Although Agroz Group meets the significant influence presumption under Item 7B of Form 20-F, it does not meet the criteria under IAS 28 and IFRS 9 for significant influence. Therefore, Agroz Group does not believe these proxy holdings should be accounted under equity method. These proxy holdings additionally do not meet the criteria of assets under IASB Framework. The Company, through its wholly owned subsidiary, Agroz Group Sdn Bhd, pursuant to agreements with each of these entities, agreed to operate vertical farms based on guidelines and instructions from Agroz Ventures and Agroz Vertical Farms’ management teams, in return for a share of such vertical farms’ revenue. Such revenue is received by Agroz Group in consideration of the services Agroz Group provides and the license it grants to use its technology. Agroz Group does not make management decisions on behalf of Agroz Ventures and Agroz Vertical Farms in the operation of such vertical farms, and in such capacity, Agroz Group exercises no control over Agroz Ventures and Agroz Vertical Farms in accordance to IFRS 10. This is because Agroz Group does not have the power or ability to direct such related parties’ activities, which activities would affect investee’s return. Agroz Group also has no purchase or funding obligations to Agroz Ventures and Agroz Vertical Farms. While IFRS 15 Revenue from Contracts with Customers will be applied for Agroz Group’s performance obligations under such agreements (i.e., operating Agroz Ventures and Agroz Vertical Farms’ vertical farms), the transaction price for Agroz Group’s performance obligations is share of revenue on inhouse produced vegetable sales revenue to other parties except Agroz as management fee. During the year ended December 31, 2024, the management fee earned on vegetable sales revenue is insignificant. There was no management fee earned for the year ended December 31, 2023.